UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $      274,528
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ -----------
3M COMPANY                     COM            88579y101     3439       39850 SH       SOLE                   0      0       39850
ACTIVISION INC   COM NEW       COM            00507v109      650       52290 SH       SOLE                   0      0       52290
AFLAC INC COM                  COM            001055102     2499       44290 SH       SOLE                   0      0       44290
AMAZON COM INC COM             COM            023135106     3112       17288 SH       SOLE                   0      0       17288
AMETEK INC.                    COM            031100100      574       14616 SH       SOLE                   0      0       14616
APPLE COMPUTER INC             COM            037833100     6550       20307 SH       SOLE                   0      0       20307
ASHLAND INC                    COM            044209104      477        9380 SH       SOLE                   0      0        9380
ASPEN INSURANCE HLDG           COM            g05384105      517       18070 SH       SOLE                   0      0       18070
AT& T INC                      COM            00206r102    14896    507003.5 SH       SOLE                   0      0    507003.5
ATHEROS COMMUNICATIONS COM     COM            04743p108      484       13488 SH       SOLE                   0      0       13488
BANK NEW YORK MELLON           COM            064058100      450   14891.702 SH       SOLE                   0      0   14891.702
BJS WHOLESALE CLUB INC         COM            05548j106      770       16085 SH       SOLE                   0      0       16085
BOK FINANCIAL CORPORATION      COM            05561q201      628       11765 SH       SOLE                   0      0       11765
BORG WARNER INC COM            COM            099724106      610        8435 SH       SOLE                   0      0        8435
BROADCOM CORP CL A             COM            111320107     3338       76647 SH       SOLE                   0      0       76647
CERNER CORP COM                COM            156782104      378        3987 SH       SOLE                   0      0        3987
CISCO SYSTEMS INC    COM       COM            17275r102     2448      120995 SH       SOLE                   0      0      120995
CITRIX SYS INC COM             COM            177376100      602        8804 SH       SOLE                   0      0        8804
CME GROUP INC COM              COM            12572q105     4091       12716 SH       SOLE                   0      0       12716
CROWN CASTLE INTL              COM            228227104      785       17916 SH       SOLE                   0      0       17916
DANAHER CORP DEL COM           COM            235851102     3391       71879 SH       SOLE                   0      0       71879
DARDEN RESTAURANTS INC COM     COM            237194105     3168       68225 SH       SOLE                   0      0       68225
DIAGEO P L C SPONSORED ADR     COM            25243q205     2996       40302 SH       SOLE                   0      0       40302
DOLLAR TREE INC.               COM            256746108      436        7775 SH       SOLE                   0      0        7775
DONALDSON CO. INC.             COM            257651109      652       11180 SH       SOLE                   0      0       11180
E M C CORP MASS COM            COM            268648102     4908      214310 SH       SOLE                   0      0      214310
EL PASO CORPORATION            COM            28336l109      547       39725 SH       SOLE                   0      0       39725
ENERGEN CORP COM               COM            29265N108      311        6442 SH       SOLE                   0      0        6442
EXPEDITORS INTL WASH COM       COM            302130109      669       12245 SH       SOLE                   0      0       12245
FLOWSERVE CORP                 COM            34354p105      472        3956 SH       SOLE                   0      0        3956
FMC TECHS INC        COM       COM            30249u101      680        7650 SH       SOLE                   0      0        7650
GEN-PROBE INCORPORATED         COM            36866t103      760       13030 SH       SOLE                   0      0       13030
GENERAL ELECTRIC               COM            369604103     3736      204249 SH       SOLE                   0      0      204249
GOOGLE INC CL A                COM            38259p508     2997        5045 SH       SOLE                   0      0        5045
HOLLY CORP.                    COM            435758305      375        9210 SH       SOLE                   0      0        9210
HOME DEPOT INC                 COM            437076102     2759       78695 SH       SOLE                   0      0       78695
INFORMATICA CORPORATION        COM            45666Q102      637       14465 SH       SOLE                   0      0       14465
INTL BUSINESS MACHINES  CORP I COM            459200101     2412       16433 SH       SOLE                   0      0       16433
ISHARE DJ TEL SC INX           COM            464287713     3542      151557 SH       SOLE                   0      0      151557
ISHARES TR DJ US REAL EST      COM            464287739     1100       19655 SH       SOLE                   0      0       19655
J P MORGAN CHASE & CO COM      COM            46625H100     2925       68950 SH       SOLE                   0      0       68950
JOHNSON AND JOHNSON  COM       COM            478160104     2945       47614 SH       SOLE                   0      0       47614
MASTEC INC COM                 COM            576323109      558       38255 SH       SOLE                   0      0       38255
MEDICIS PHARMACEUTICAL CL A NE COM            584690309      592       22090 SH       SOLE                   0      0       22090
MENS WEARHOUSE INC             COM            587118100      350       14005 SH       SOLE                   0      0       14005
MICROS SYSTEMS INC             COM            594901100      553       12615 SH       SOLE                   0      0       12615
MIDCAP SPDR TR SER 1           COM            78467Y107    27711   168272.25 SH       SOLE                   0      0   168272.25
MORGAN STANLEY                 COM            617446448     2469       90735 SH       SOLE                   0      0       90735
NEW YORK CMNTY BANCORP         COM            649445103      586       31097 SH       SOLE                   0      0       31097
ORACLE CORP COM                COM            68389X105     3088       98670 SH       SOLE                   0      0       98670
PERRIGO COMPANY                COM            714290103      522        8245 SH       SOLE                   0      0        8245
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     7051      323001 SH       SOLE                   0      0      323001
PRAXAIR INC                    COM            74005p104     2799       29320 SH       SOLE                   0      0       29320
PRIDE INTERNATIONAL INC (DE)   COM            74153q102      407       12333 SH       SOLE                   0      0       12333
PROCTER & GAMBLE CO            COM            742718109     4387   68194.361 SH       SOLE                   0      0   68194.361
RACKSPACE HOSTING              COM            750086100      871       27723 SH       SOLE                   0      0       27723
RAYMOND JAMES FINL INC COM     COM            754730109      549       16785 SH       SOLE                   0      0       16785
ROPER INDS INC NEW COM         COM            776696106      556        7269 SH       SOLE                   0      0        7269
SALESFORCE COM INC COM         COM            79466l302     2853       21613 SH       SOLE                   0      0       21613
SECTOR SPDR ENERGY             COM            81369y506     8200      120149 SH       SOLE                   0      0      120149

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ -----------
SECTOR SPDR UTILITIES          COM            81369y886     4039      128880 SH       SOLE                   0      0      128880
ST JUDE MEDICAL INC            COM            790849103     3601       84240 SH       SOLE                   0      0       84240
STANDARD&POORS DEP RCPT        COM            78462f103    24436  194324.478 SH       SOLE                   0      0  194324.478
STEEL DYNAMICS INC.            COM            858119100      592       32335 SH       SOLE                   0      0       32335
STREETTRACKS GOLD TR GOLD SHS  COM            78463v107      718        5176 SH       SOLE                   0      0        5176
SVB FINANCIAL GROUP            COM            78486Q101      530        9985 SH       SOLE                   0      0        9985
TESLA MOTORS INC COM USD0.001  COM            88160R101      482       18115 SH       SOLE                   0      0       18115
TEXAS ROADHOUSE INC.           COM            882681109      624       36335 SH       SOLE                   0      0       36335
THERMO ELECTRON CORP COM       COM            883556102     3458       62465 SH       SOLE                   0      0       62465
UNITED HEALTHCARE CORP COM     COM            91324P102     3124       86505 SH       SOLE                   0      0       86505
UNITED PARCEL SERVICE CL B     COM            911312106     3194       44005 SH       SOLE                   0      0       44005
US BANCORP (NEW)               COM            902973304     3364      124715 SH       SOLE                   0      0      124715
VANGUARD MID-CAP ETF           COM            922908629      278        3730 SH       SOLE                   0      0        3730
VECTREN CORP COM               COM            92240G101      491       19329 SH       SOLE                   0      0       19329
VIACOM INC NEW      CL B       COM            92553p201      636       16045 SH       SOLE                   0      0       16045
VIACOM INC. CLASS A            COM            92553P102     2432       53034 SH       SOLE                   0      0       53034
WAL-MART STORES INC            COM            931142103     3881   71960.205 SH       SOLE                   0      0   71960.205
WELLS FARGO & CO DEL COM       COM            949746101     3062       98817 SH       SOLE                   0      0       98817
VANGUARD EMERGINGMKTS VIPERS   COM            922042858    53309 1107242.078 SH       SOLE                   0      0 1107242.078
ISHARES S&P US PREFERRED STOCK PRF            464288687     5240      135061 SH       SOLE                   0      0      135061
TORTOISE ENERGY INFR COM       PRF            89147L100     3219       84153 SH       SOLE                   0      0       84153